Employee Benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Benefits
Medical and welfare defined contribution plan	¥ 13,091	¥ 38,183	¥ 21,869
Other employee benefits	310	969	2,741
Total	¥ 13,401	¥ 39,152	¥ 24,610